Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,723,646	$ 134,657	$ 139,527
Prepaids and other current assets	20,800	3,468
Total current assets	1,744,446	138,125
Deferred transaction costs, non-current	25,000
Total assets	1,769,446	138,125	139,527
Current liabilities:
Accounts payable and accrued expenses	127,377	3,291	2,045
Shareholder note	3,140	3,140	3,140
Total current liabilities	130,517	6,431	5,185
SAFE notes	2,086,300	150,000	136,450
Total liabilities	2,216,817	156,431	141,635
Commitments and contingencies (Note 5)
Stockholders’ deficit:
Common stock, $0.00001 par value; 10,000,000 shares authorized; 8,000,000 and 6,000,000 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	80	60	60
Additional paid-in capital	166,667
Accumulated deficit	(614,118)	(18,366)	(2,168)
Total stockholders’ deficit	(447,371)	(18,306)	(2,108)
Total liabilities and stockholders’ deficit	$ 1,769,446	$ 138,125	$ 139,527